Average Annual Total Returns - First Trust SMID Cap Rising Dividend Achievers ETF	First Trust SMID Cap Rising Dividend Achievers ETF 1 Year	First Trust SMID Cap Rising Dividend Achievers ETF Since Inception	First Trust SMID Cap Rising Dividend Achievers ETF Inception Date	First Trust SMID Cap Rising Dividend Achievers ETF After tax on distributions 1 Year	First Trust SMID Cap Rising Dividend Achievers ETF After tax on distributions Since Inception	First Trust SMID Cap Rising Dividend Achievers ETF After tax on distributions and sale of fund shares 1 Year	First Trust SMID Cap Rising Dividend Achievers ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Small Mid Cap Rising Dividend Achievers(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Small Mid Cap Rising Dividend Achievers(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	11.25%	7.41%	Nov. 01, 2017	10.40%	6.67%	6.55%	5.36%	11.88%	8.06%	12.98%	9.15%